Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

2) GOODWILL AND OTHER INTANGIBLE ASSETS

The Company performs an annual fair value-based impairment test of goodwill and intangible assets with indefinite lives, primarily comprised of FCC licenses, during the fourth quarter and also between annual tests if an event occurs or if circumstances change that would more likely than not reduce the fair value of a reporting unit or an indefinite-lived intangible asset below its carrying value. Goodwill is tested for impairment at the reporting unit level, which is one level below or the same as an operating segment. FCC licenses are tested for impairment at the geographic market level. The Company considers each geographic market, which is comprised of all of the Company's radio or television stations within that geographic market, to be a single unit of accounting because the FCC licenses at this level represent their highest and best use.

For 2013, in accordance with amended FASB guidance for goodwill and intangibles impairment testing, the Company performed qualitative assessments for five reporting units, eight radio markets, and ten television markets which management estimates each have fair values that exceed their respective carrying values by 20% or more. For each reporting unit, the Company weighed the relative impact of factors that are specific to the reporting unit as well as industry and macroeconomic factors. For each radio and television market, the Company weighed the relative impact of market-specific and macroeconomic factors. Based on the qualitative assessments, considering the aggregation of the relevant factors, the Company concluded that it is not more likely than not that the fair values of these reporting units and the fair value of FCC licenses within each market are less than their respective carrying amounts. Therefore, performing the quantitative impairment test was unnecessary.

For 2013, the Company performed the two-step quantitative goodwill impairment test for the remaining two reporting units, CBS Interactive and CBS Radio. The first step of the goodwill impairment test examines whether the carrying value of a reporting unit exceeds its fair value. If the carrying value exceeds the fair value, the second step of the test compares the implied fair value of a reporting unit's goodwill with the carrying value of its goodwill to determine the amount of impairment charge, if any. The estimated fair value of each reporting unit for which step one of the impairment test is performed is computed based upon the present value of future cash flows (“Discounted Cash Flow Method”) and both the traded and transaction values of comparable businesses (“Market Comparable Method”). The Discounted Cash Flow Method and Market Comparable Method resulted in substantially equal fair values. The Discounted Cash Flow Method includes the Company's assumptions for growth rates, operating margins and capital expenditures for the projection period plus the residual value of the business at the end of the projection period. The estimated growth rates, operating margins and capital expenditures for the projection period are based on the Company's internal forecasts of future performance as well as historical trends. The residual value is estimated based on a perpetual nominal growth rate, which is based on projected long-range inflation and long-term industry projections, and for 2013 was 3.0% for CBS Interactive and 1.5% for CBS Radio. The discount rates, which for 2013 were 9.5% for CBS Interactive and 8.0% for CBS Radio, are determined based on the average of the weighted average cost of capital of comparable entities.

Based on the 2013 annual impairment test, for each of the two reporting units for which the Company performed the first step of the impairment test, the estimated fair values exceeded the respective carrying values and therefore the second step of the impairment test was unnecessary.

For each of the remaining eighteen radio and four television markets, the Company performed the quantitative impairment test that compares the estimated fair value of the FCC licenses by geographic market with their respective carrying values. The estimated fair value of each FCC license is computed using the Greenfield Discounted Cash Flow Method (''Greenfield Method''), which attempts to isolate the income that is attributable to the license alone. The Greenfield Method is based upon modeling a hypothetical start-up station and building it up to a normalized operation that, by design, lacks inherent goodwill and whose other assets have essentially been added as part of the build-up process. The Greenfield Method adds the present value of the estimated annual cash flows of the start-up station over a projection period to the residual value at the end of the projection period. The annual cash flows over the projection period include assumptions for overall advertising revenues in the relevant geographic market, the start-up station's operating costs and capital expenditures, and a three-year build-up period for the start-up station to reach a normalized state of operations, which reflects the point at which it achieves an average market share. In order to estimate the revenues of a start-up station, the total market advertising revenue in the subject market is estimated based on recent industry projections. Operating costs and capital expenditures are estimated based on both industry and internal data. The residual value is calculated using a perpetual nominal growth rate, which is based on projected long-range inflation in the U.S. and long-term industry projections. The discount rate is determined based on the average of the weighted average cost of capital of comparable entities in the broadcast industry. For each television station and radio station, the discount rate used for 2013 was 8.0% and the perpetual nominal growth rates used were 2.5% and 1.5%, respectively.

For its 2013 annual impairment test the Company concluded that the estimated fair values of the indefinite-lived intangible assets for which it performed a quantitative assessment exceeded the respective carrying values and therefore no impairment charge was required.

During 2012, in connection with the sale of its five owned radio stations in West Palm Beach, the Company recorded a pre-tax noncash impairment charge of $11 million to reduce the carrying value of the allocated goodwill.

       For the years ended December 31, 2013 and 2012, the changes in the book value of goodwill by segment were as follows:

	Balance at				Balance at
	December 31, 2012	Acquisitions	Dispositions	Other (a)	December 31, 2013

Entertainment:
Goodwill	$9,460	$7	$—	$—	$9,467
Accumulated impairment losses	(6,294)	—	—	—	(6,294)
Goodwill, net of impairment	3,166	7	—	—	3,173

Cable Networks:
Goodwill	480	—	—	—	480
Accumulated impairment losses	—	—	—	—	—
Goodwill, net of impairment	480	—	—	—	480

Publishing:
Goodwill	407	—	—	(1)	406
Accumulated impairment losses	—	—	—	—	—
Goodwill, net of impairment	407	—	—	(1)	406

Local Broadcasting:
Goodwill	23,209	—	—	—	23,209
Accumulated impairment losses	(20,572)	—	—	—	(20,572)
Goodwill, net of impairment	2,637	—	—	—	2,637

Total:
Goodwill	33,556	7	—	(1)	33,562
Accumulated impairment losses	(26,866)	—	—	—	(26,866)
Goodwill, net of impairment	$6,690	$7	$—	$(1)	$6,696

  Primarily includes foreign currency translation adjustments.

	Balance at				Balance at
	December 31, 2011	Acquisitions	Dispositions	Impairment	December 31, 2012

Entertainment:
Goodwill	$9,456	$4	$—	$—	$9,460
Accumulated impairment losses	(6,294)	—	—	—	(6,294)
Goodwill, net of impairment	3,162	4	—	—	3,166

Cable Networks:
Goodwill	480	—	—	—	480
Accumulated impairment losses	—	—	—	—	—
Goodwill, net of impairment	480	—	—	—	480

Publishing:
Goodwill	407	—	—	—	407
Accumulated impairment losses	—	—	—	—	—
Goodwill, net of impairment	407	—	—	—	407

Local Broadcasting:
Goodwill	23,466	6	(263)	—	23,209
Accumulated impairment losses	(20,816)	—	255	(11)	(20,572)
Goodwill, net of impairment	2,650	6	(8)	(11)	2,637

Total:
Goodwill	33,809	10	(263)	—	33,556
Accumulated impairment losses	(27,110)	—	255	(11)	(26,866)
Goodwill, net of impairment	$6,699	$10	$(8)	$(11)	$6,690

       The Company's intangible assets were as follows:

		Accumulated
At December 31, 2013	Gross	Amortization	Net
Intangible assets subject to amortization:
Trade names	$222	$(42)	$180
Other intangible assets	211	(159)	52
Total intangible assets subject to amortization	433	(201)	232
FCC licenses	5,832	—	5,832
Total intangible assets	$6,265	$(201)	$6,064

		Accumulated
At December 31, 2012	Gross	Amortization	Net
Intangible assets subject to amortization:
Trade names	$213	$(28)	$185
Other intangible assets	229	(154)	75
Total intangible assets subject to amortization	442	(182)	260
FCC licenses	5,832	—	5,832
Total intangible assets	$6,274	$(182)	$6,092

       Amortization expense was $39 million (2013), $45 million (2012) and $50 million (2011). The Company expects its aggregate annual amortization expense for existing intangible assets subject to amortization for each of the years, 2014 through 2018, to be as follows:

	2014	2015	2016	2017	2018
Amortization expense	$31	$23	$18	$14	$13